Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,481,792	$ 6,232,858	$ 5,196,240
Total	40,567,696
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	7,000,000	2,102,000	3,800,000
Long-Term	32,157,986	31,053,634	22,631,449
Total	39,157,986	33,155,634	26,431,449
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	830,316	154,891	164,668
Long-Term	579,394	1,034,812	1,264,791
Total	1,409,709	1,189,703	1,429,459
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	7,830,316	2,256,891	3,964,668
Long-Term	32,737,380	32,088,446	23,896,240
Total	$ 40,567,695	$ 34,345,337	$ 27,860,908